Annual Total Returns [BarChart] - Pioneer Floating Rate Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	2.03%
Annual Return 2012	7.90%
Annual Return 2013	4.02%
Annual Return 2014	1.06%
Annual Return 2015	0.68%
Annual Return 2016	6.79%
Annual Return 2017	3.17%
Annual Return 2018	(0.34%)
Annual Return 2019	7.21%
Annual Return 2020	0.93%